Related party transactions - Deposits with PRLP 2011 Holdings, LLC and PR Asset Portfolio 2013-1 International, LLC (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Deposits	$ (3)	$ (2,566)
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Deposits	$ (5,081)	$ (7,994)